Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Original amount	$ 24,731	$ 19,233
Accumulated amortization	15,302	13,512
Intangible assets, net	9,429	5,721
Acquired technology [Member]
Schedule of Intangible Assets [Line Items]
Original amount	10,534	10,534
Accumulated amortization	7,435	6,311
License [Member]
Schedule of Intangible Assets [Line Items]
Original amount	1,000	1,000
Accumulated amortization	518	400
Customer relationships [Member]
Schedule of Intangible Assets [Line Items]
Original amount	4,717	4,717
Accumulated amortization	4,289	4,081
Non-competition agreement [Member]
Schedule of Intangible Assets [Line Items]
Original amount	974	974
Accumulated amortization	974	974
Software development costs [Member]
Schedule of Intangible Assets [Line Items]
Original amount	6,818	1,320
Accumulated amortization	1,572	1,320
Distribution rights [Member]
Schedule of Intangible Assets [Line Items]
Original amount	688	688
Accumulated amortization	$ 514	$ 426